Risk Management and Financial Instruments - Offsetting of Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivative instrument liabilities
Cash collateral provided by the Company	$ 66	$ 70
Letters of credit provided by the Company	16	0
Cash collateral received by the Company (less than)	0	0
Letters of credit received by the Company	70	3
Energy related derivative | Commodity contract
Derivative instrument assets
Gross Derivative Instruments	188	527
Amounts Available for Offset	(187)	(516)
Net Amounts	1	11
Derivative instrument liabilities
Gross Derivative Instruments	(219)	(552)
Amounts Available for Offset	187	516
Net Amounts	$ (32)	$ (36)